Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2023
Reverse Recapitalization
Reconciliation of elements of Merger to cash flows

The following table reconciles the elements of the Merger to the consolidated statement of cash flows for the year ended December 31, 2023:

Recapitalization and associated transactions
Cash (Trust)	$17,996
Redemptions	(16,430)
Less: fees to underwriters and advisors	(3,910)
Net cash due to Merger recapitalization	(2,344)
Issuance of Financing notes	4,481
Net cash received from Financing transaction and Merger recapitalization	$2,137

Schedule of outstanding shares of common stock

The number of outstanding shares of common stock of the Company as of December 31, 2023, is summarized as follows:

Shares by Type	Number of shares
ICI Class A Common Stock outstanding previous to the Merger	8,265,144
Number of Shares issued at the date of the business combination (Recapitalization)
SMAP Class A Common Stock outstanding previous to the Merger	5,184,944
Less: Redemption of SMAP Class A previous to the Merger	(1,493,265)
Total Class A Shares issued to former SMAP shareholders	3,691,679
Number of Basic Share issued at the Merger and Total Common Stock as of December 31, 2023	11,956,823